RELATED PARTY TRANSACTIONS (Details) £ in Thousands, $ in Thousands			1 Months Ended	6 Months Ended			12 Months Ended
	May 13, 2022 USD ($)	Dec. 02, 2021 USD ($)	Apr. 30, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right				$ 9,590		$ 4,923	$ 11,031		$ 8,036		$ 3,280
Short term lease cost				1,431		2,901	4,288		2,595		847
Loans to related parties				222,865		865
Proceed from settlement of related party loans				140
Interest income on loans due from related parties				8,658		5,848	9,204		12,188		6,219
Payment of lease liabilities				13,522		21,051	34,752	[1]	16,085	[1]	56,024	[1]
Payment by related parties on behalf of the Group				3,316		8,308
Repayment of borrowing from related party									9,844
Lease agreements
RELATED PARTY TRANSACTIONS
Operating lease liabilities-related parties, non current				11,314			12,064
Operating lease liabilities-related parties							840		13
Related party
RELATED PARTY TRANSACTIONS
Cash receipts by related parties on behalf of the Group				809		0	3,695		0		0
Loans to related parties				222,865		865
Proceed from settlement of related party loans				140
Interest income on loans due from related parties				4,472		57
Acquisition of right-of-use assets				0		8
Payment of lease liabilities				828		10
Payment by related parties on behalf of the Group				648		1,405	4,022		244		0
Payment for purchase of a short-term investment	$ 10,000								10,000
Operating lease liabilities-related parties				995			840		13
Related party | Lotus Technology Innovative Limited | Lotus Tech Innovation Centre GmbH
RELATED PARTY TRANSACTIONS
Payment of consideration for acquiring Lotus Tech Innovation Centre GmbH under common control		$ 15,512							15,512
Related party | Purchase of Geely License
RELATED PARTY TRANSACTIONS
Purchases							4,022		244		288,948
Related party | Purchase of products and services
RELATED PARTY TRANSACTIONS
Purchases				521,836		264,440	852,623		44,347		14,259
Related party | Purchase of products and services for R&D activities
RELATED PARTY TRANSACTIONS
Purchases				38,311		40,348	134,721		167,012		47,442
Related party | Payment of deposits
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right				1,126
Related party | Purchase of equipment and software
RELATED PARTY TRANSACTIONS
Purchases							11,223		42,798		6,255
Related party | Short-term lease
RELATED PARTY TRANSACTIONS
Short term lease cost				474		63	765		347		243
Related party | Unsecured loan to a related party
RELATED PARTY TRANSACTIONS
Loans to related parties				0		865	1,227		2,310		0
Proceed from settlement of related party loans			$ 0								140
Interest income on loans due from related parties				69		57	122		24		0
Related party | Unsecured loan from a related party
RELATED PARTY TRANSACTIONS
Repayment of borrowing from related party									10,573
Related party | Lease agreements
RELATED PARTY TRANSACTIONS
Acquisition of right-of-use assets				828		10	12,166		214		1,333
Payment of lease liabilities							269		98		545
Operating lease liabilities-related parties				995			840
Related party | License Agreement | Trademark
RELATED PARTY TRANSACTIONS
Purchase of license											116,041
Related party | Acquisition of distribution right
RELATED PARTY TRANSACTIONS
Acquisition of the distribution right				22,938	£ 18,055		22,296
Related party | Provision of services
RELATED PARTY TRANSACTIONS
Revenues				10,662		5,021	12,573		8,344		3,280
Related party | Sales of goods
RELATED PARTY TRANSACTIONS
Revenues				$ 2,330		$ 807	$ 3,432		$ 23		$ 0

[1]	For the years ended December 31, 2023, 2022 and 2021, this amount includes prepayments for land use rights of US$10,900, nil and US$49,237, respectively, with lease terms of 40 years to 50 years.